UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            March 31, 2009
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       94
Entry Total:
Form 13F Information Table     	 $331,039,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 Vanguard Short Term Bond          SHORT TRM   921937827    36,444    462,484   SH       Sole                 462,484
                                   BOND
 S&P 500 SPDR                      UNIT SER 1  78462F103       276      3,469   SH       Sole                   3,469
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     3,063    138,868   SH       Sole                 138,868
 Estate                            REIT
 iShares MSCI EAFE                 MSCI EAFE   464287465    25,600    681,019   SH       Sole                 681,019
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    14,981    386,899   SH       Sole                 386,899
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       312     12,586   SH       Sole                  12,586
                                   MKT
 iShares Russell 1000 Growth       RUSSELL     464287614    88,033  2,509,493   SH       Sole               2,509,493
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       303      7,017   SH       Sole                   7,017
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    42,638  1,046,332   SH       Sole               1,046,332
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       330      7,177   SH       Sole                   7,177
                                   GROW
 iShares S&P 500                   S&P 500     464287200    51,164    642,600   SH       Sole                 642,600
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     1,116     26,661   SH       Sole                  26,661
 iShares S&P 500/Value Index       S&P 500     464287408       328      8,825   SH       Sole                   8,825
                                   VALUE
 iShares S&P 600 Growth            S&P SMLCAP  464287887    20,393    537,075   SH       Sole                 537,075
                                   600
 AT&T Inc. New                     COM         78387G103     1,161     46,066   SH       Sole                  46,066
 Abbott Laboratories               COM         002824100     2,245     47,060   SH       Sole                  47,060
 Allstate Corp                     COM         020002101       217     11,338   SH       Sole                  11,338
 Altria Group                      COM         718154107       178     11,084   SH       Sole                  11,084
 American Intl Group Inc           COM         026874107        14     14,179   SH       Sole                  14,179
 Amgen Inc.                        COM         311621007       289      5,833   SH       Sole                   5,833
 Apple Computer, Inc.              COM         378331003       592      5,630   SH       Sole                   5,630
 Applied Materials Inc             COM         382221059       121     11,301   SH       Sole                  11,301
 Bank of New York Mellon Co.       COM         064058100       286     10,113   SH       Sole                  10,113
 BankAmerica Corp.                 COM         605051044       218     32,022   SH       Sole                  32,022
 Baxter International Inc.         COM         718131097       298      5,813   SH       Sole                   5,813
 Becton Dickenson & Co.            COM         758871099       215      3,192   SH       Sole                   3,192
 Best Buy Inc.                     COM         865161012       224      5,911   SH       Sole                   5,911
 Bristol-Myers Squibb Company      COM         110122108       279     12,713   SH       Sole                  12,713
 British Petroleum Amoco           COM         556221042       795     19,824   SH       Sole                  19,824
 Burlington Northern Santa Fe      COM         12189T104       200      3,333   SH       Sole                   3,333
 Corp.
 C H Robinson                      COM         12541W100     1,008     22,110   SH       Sole                  22,110
 Carnival Corp.                    COM         143658102       253     11,700   SH       Sole                  11,700
 Caterpillar Inc.                  COM         149123101       370     13,219   SH       Sole                  13,219
 Charles Schwab                    COM         808513105       214     13,838   SH       Sole                  13,838
 ChevronTexaco Corp.               COM         166764100     1,059     15,746   SH       Sole                  15,746
 Cisco Systems Inc.                COM         17275R102       498     29,671   SH       Sole                  29,671
 Citigroup Inc.                    COM         172967101       173     68,182   SH       Sole                  68,182
 Coca Cola                         COM         191216100       474     10,788   SH       Sole                  10,788
 ComCast                           COM         20030N101       170     12,495   SH       Sole                  12,495
 Conocophillips                    COM         718507106       310      7,904   SH       Sole                   7,904
 DCT Industrial Trust Inc          COM         233153105       544    171,604   SH       Sole                 171,604
 Dell Inc.                         COM         24702r101        95     10,026   SH       Sole                  10,026
 Diamond Management & Technology   COM         25278P106        69     27,145   SH       Sole                  27,145
 Consultant
 Discover Financial Services LLC   COM         254709108        97     15,313   SH       Sole                  15,313
 Disney                            COM         254687106       453     24,919   SH       Sole                  24,919
 E*TRADE Financial Corp            COM         269246104        25     20,330   SH       Sole                  20,330
 Exelon Corporation                COM         30161N101     1,016     22,392   SH       Sole                  22,392
 Exxon Mobil Corporation           COM         30231G102     2,497     36,667   SH       Sole                  36,667
 Ford Motor Company                COM         345370860        83     31,444   SH       Sole                  31,444
 General Electric                  COM         369604103       679     67,146   SH       Sole                  67,146
 Gilead Sciences Inc.              COM         375558103       224      4,829   SH       Sole                   4,829
 Glaxosmithkline                   COM         37733W105       383     12,327   SH       Sole                  12,327
 Goldman Sachs Group               COM         38141G104       270      2,547   SH       Sole                   2,547
 Google Inc                        COM         38259p508       331        950   SH       Sole                     950
 Hewitt Associates Inc             COM         42822Q100       930     31,249   SH       Sole                  31,249
 Hewlett Packard Co                COM         428236103       899     28,030   SH       Sole                  28,030
 Home Depot                        COM         437076102       276     11,699   SH       Sole                  11,699
 IBM                               COM         459200101     1,267     13,076   SH       Sole                  13,076
 Intel Corp.                       COM         458140100       944     62,777   SH       Sole                  62,777
 J P Morgan Chase & Co.            COM         46625H100       865     32,546   SH       Sole                  32,546
 Johnson & Johnson                 COM         478160104       964     18,323   SH       Sole                  18,323
 McDonald's Corporation            COM         580135101     9,903    181,465   SH       Sole                 181,465
 Medtronic Inc.                    COM         585055106       327     11,107   SH       Sole                  11,107
 Merck & Co, Inc.                  COM         589331107       243      9,077   SH       Sole                   9,077
 Microsoft Corp.                   COM         594918104       825     44,924   SH       Sole                  44,924
 Monsanto Co.                      COM         61166W101       346      4,165   SH       Sole                   4,165
 Morgan Stanley / Dean Witter      COM         617446448       487     21,374   SH       Sole                  21,374
 Motorola Inc.                     COM         620076109       121     28,604   SH       Sole                  28,604
 National Semi-Conductor Corp.     COM         637640103       145     14,112   SH       Sole                  14,112
 Northern Trust                    COM         665859104       493      8,247   SH       Sole                   8,247
 Novamed Eyecare Inc.              COM         66986W108        85     37,520   SH       Sole                  37,520
 Occidental Petroleum Corp         COM         674599105       246      4,428   SH       Sole                   4,428
 Oracle Corp.                      COM         68389X105       363     20,080   SH       Sole                  20,080
 Pepsico Inc                       COM         713448108       513      9,956   SH       Sole                   9,956
 Pfizer Incorporated               COM         717081103       493     36,165   SH       Sole                  36,165
 Philip Morris International Inc.  COM         718172109       427     12,008   SH       Sole                  12,008
 Praxair Inc                       COM         74005P104       240      3,573   SH       Sole                   3,573
 Procter & Gamble                  COM         742718109       737     15,651   SH       Sole                  15,651
 Qualcomm, Inc.                    COM         747525103       411     10,574   SH       Sole                  10,574
 Schering-Plough Corp.             COM         806605101       358     15,200   SH       Sole                  15,200
 Schlumberger                      COM         806857108       255      6,274   SH       Sole                   6,274
 Sirius XM Radio Inc               COM         82966U103         6     18,421   SH       Sole                  18,421
 Sprint Nextel Corp.               COM         852061100        43     11,933   SH       Sole                  11,933
 Starwood Hotels and Resorts       COM         85590A203       158     12,417   SH       Sole                  12,417
 Texas Instruments Inc.            COM         882508104       218     13,176   SH       Sole                  13,176
 US Bancorp                        COM         902973304       184     12,627   SH       Sole                  12,627
 United Parcel Service Class B     COM         911312106       239      4,847   SH       Sole                   4,847
 United Technologies Corp.         COM         913017109       226      5,247   SH       Sole                   5,247
 Verizon Communications            COM         92343V104       553     18,314   SH       Sole                  18,314
 Wal-Mart                          COM         931142103     1,080     20,733   SH       Sole                  20,733
 Walgreen Company                  COM         931422109       342     13,156   SH       Sole                  13,156
 Wells Fargo & Co New              COM         949746101       842     59,113   SH       Sole                  59,113
 Wyeth                             COM         983024100       377      8,763   SH       Sole                   8,763